PREPAYMENTS AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER RECEIVABLES
Receivable from collaboration agreement		$ 1,788
Interest receivable	$ 1,042
Prepayments to CRO vendors	998
Prepayments for stock repurchase		548
Prepayments for employee incentives	641
Prepayments for insurance and other services	484	122
Other receivables	130	45
Total prepayments and other receivables	$ 3,295	$ 2,503